Fair value measurements - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - Significant Other Observable Inputs (Level 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Designated as cash flow hedges
ASSETS
Interest rate swaps - asset position	$ 0	$ 0
Total	0	0
LIABILITIES
Interest rate swaps - liability position (current and non-current)	807	7,732
Total	807	7,732
Not designated as cash flow hedges
ASSETS
Interest rate swaps - asset position	0	0
Total	0	0
LIABILITIES
Interest rate swaps - liability position (current and non-current)	7,642	0
Total	$ 7,642	$ 0